Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

(a)	Contingencies
APUC and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider APUC’s exposure to such litigation to be material to these financial statements. Accruals for any contingencies related to these items are recorded in the consolidated financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.
Condemnation Expropriation Proceedings
Mountain Water was the subject of a condemnation lawsuit filed by the city of Missoula. On August 2, 2016, the Supreme Court of Montana upheld the District Court’s decision that the city of Missoula could proceed with condemnation of Mountain Water’s assets. The fair market value of the condemned property as of May 6, 2014 was assessed by the Commissioners to be $88,600.  Upon taking possession of Mountain Water’s assets on June 22, 2017, the city of Missoula paid $83,863 to Mountain Water, net of closing adjustments and amounts required to be paid by the City directly to various developers in satisfaction of obligations under Funded By Other (FBO) contracts relating to the assets.
In connection with Liberty Utilities’ indirect acquisition of Mountain Water in January 2016, Liberty Utilities was permitted and continues to hold-back $14,400 from the purchase price otherwise payable to Carlyle Infrastructure Partners, L.P. (“Carlyle”) and certain other interest holders.
The condemnation of the Mountain Water assets resulted in a gain on long-lived assets of $4,370.
Liberty Utilities (Apple Valley Ranchos Water) Corp. is the subject of a condemnation lawsuit filed by the town of Apple Valley. A Court will determine the necessity of the taking by Apple Valley and, if established, a jury will determine the fair market value of the assets being condemned.  Resolution of the condemnation proceedings is expected to take two to three years. Any taking by government entities would legally require fair compensation to be paid, however, there is no assurance that the value received as a result of the condemnation will be sufficient to recover the Company's net book value of the utility assets taken.

(b)	Commitments
In addition to the commitments related to the proposed acquisitions and development projects disclosed in notes 3 and 8, the following significant commitments exist as of December 31, 2017.
APUC has outstanding purchase commitments for power purchases, gas delivery, service and supply, service agreements, capital project commitments and operating leases.
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$59,008	$38,536	$39,809	$40,027	$40,251	$202,774	$420,405
Gas supply and service agreements (ii)	72,878	53,287	41,299	26,434	22,647	77,711	294,256
Service agreements	38,019	37,633	38,684	38,921	37,105	346,826	537,188
Capital projects	32,725	13,602	52	52	52	13	46,496
Operating leases	7,631	7,153	6,615	6,665	7,747	179,392	215,203
Total	$210,261	$150,211	$126,459	$112,099	$107,802	$806,716	$1,513,548

23.Commitments and contingencies (continued)

(b)	Commitments (continued)

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2017. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.